Grants and Subsidies	12 Months Ended
May 31, 2024
Grants and Subsidies [Abstract]
Grants and Subsidies

NOTE 15. Grants and Subsidies

Green Fund

In November 2022, the Company entered into a funding agreement with the Downsview Aerospace Innovation and Research Centre (“DAIR”). In June 2022, DAIR entered into a Contribution Agreement with the Federal Economic Development Agency for Southern Ontario to launch a Green Fund to financially support projects led by small and medium size enterprises. DAIR selected the Company with a project on the Engineering Design of a Hybrid Power System Novel Power Distribution Scheme. The funding approved to the Company was $75, of which $50 was issued to the Company as at May 31, 2023 with the balance of $25 received during the year ended May 31, 2024.

Innovation Grant

In January 2022, the Company entered into a Market Research Investment Agreement (the “Agreement”) with Collaboration.Ai, a company engaged with the United States Operations Command and the U.S. Air Force to administer selection and awards for the AFWERX Challenge program to foster innovation within the services. In connection with the Agreement, the Company will provide research, development, design, manufacturing, services, support, testing, integration, and equipment in aid of delivery of market research in accordance with one or more statements of work or market research plans. During the year ended May 31, 2023, a fixed fee fund of $366 was approved. As of May 31, 2024, the Company had received $235 of this amount.

Scientific Research and Experimental Development

In July 2023, in connection with the year ended May 31, 2023, the Company filed an application for Scientific Research and Experimental Development (“SRED”) credits with the Canadian federal government in the amount of $229. This amount was received in December 2023.

In connection with the year ended May 31, 2024, the Company has accrued $305 of SRED credits recorded in Other income and included in Other Receivables as of May 31, 2024 that are expected to be received in the fiscal year ended May 31, 2025.